Guarantor and Non Guarantor Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Schedule of Consolidated Statements of Operations

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidated Statements of Operations

For the Nine Months Ended March 31, 2013

(Unaudited; Dollars in millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Net revenue	$—	$482.5	$827.2	$(14.6)	$1,295.1
Cost of products sold	—	293.2	621.6	(14.6)	900.2

Gross margin	—	189.3	205.6	—	394.9
Selling, general, and administrative expenses	2.2	168.1	81.4	—	251.7
Impairment charges and (gain)/loss on sale of assets	—	3.0	1.6	—	4.6
Restructuring and other	—	4.1	8.6	—	12.7
Property and casualty (gain)/losses, net	—	—	—	—	—

Operating earnings/(loss)	(2.2)	14.1	114.0	—	125.9
Interest expense, net	139.1	0.7	20.9	—	160.7
Other (income)/expense, net	(76.6)	(86.1)	66.2	116.8	20.3

Earnings/(loss) from continuing operations before income taxes	(64.7)	99.5	26.9	(116.8)	(55.1)
Income tax (benefit)/expense	1.2	5.2	(0.5)	—	5.9

Earnings/(loss) from continuing operations	(65.9)	94.3	27.4	(116.8)	(61.0)
Earnings/(loss) from discontinued operations, net of tax	—	(4.9)	—	—	(4.9)

Net earnings/(loss)	(65.9)	89.4	27.4	(116.8)	(65.9)
Net earnings/(loss) attributable to noncontrolling interest, net of tax	—	—	—	—	—

Net earnings/(loss) attributable to Catalent	(65.9)	89.4	27.4	(116.8)	(65.9)

Other comprehensive income/(loss) attributable to Catalent, net of tax	(3.7)	0.8	(3.2)	2.4	(3.7)

Comprehensive income/(loss) attributable to Catalent	$(69.6)	$90.2	$24.2	$(114.4)	$(69.6)

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidated Statements of Operations

For the Nine Months Ended March 31, 2012

(Unaudited; Dollars in millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Net revenue	$—	$406.8	$823.8	$(14.1)	$1,216.5
Cost of products sold	—	230.6	606.9	(14.1)	823.4

Gross margin	—	176.2	216.9	—	393.1
Selling, general, and administrative expenses	3.0	159.3	80.0	—	242.3
Impairment charges and (gain)/loss on sale of assets	—	(0.5)	(0.9)	—	(1.4)
Restructuring and other	—	2.9	9.7	—	12.6
Property and casualty losses	—	—	(10.5)	—	(10.5)

Operating earnings/(loss)	(3.0)	14.5	138.6	—	150.1
Interest expense, net	115.6	0.2	15.4	—	131.2
Other (income)/expense, net	(114.4)	(58.5)	24.7	145.1	(3.1)

Earnings/(loss) from continuing operations before income taxes	(4.2)	72.8	98.5	(145.1)	22.0
Income tax (benefit)/expense	(2.0)	4.3	16.7	—	19.0

Earnings/(loss) from continuing operations	(2.2)	68.5	81.8	(145.1)	3.0
Loss from discontinued operations	—	(3.9)	(0.1)	—	(4.0)

Net earnings/(loss)	(2.2)	64.6	81.7	(145.1)	(1.0)
Net earnings/(loss) attributable to noncontrolling interest	—	—	1.2	—	1.2

Net earnings/(loss) attributable to Catalent	(2.2)	64.6	80.5	(145.1)	(2.2)

Other comprehensive income/(loss) attributable to Catalent, net of tax	7.0	0.2	(45.8)	45.6	7.0

Comprehensive income/(loss) attributable to Catalent	$4.8	$64.8	$34.7	$(99.5)	$4.8

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Statements of Operations

For the Year Ended June 30, 2012

(In millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Net revenue	$—	$591.9	$1,127.4	$(24.5)	$1,694.8
Cost of products sold	—	337.6	823.1	(24.5)	1,136.2

Gross Margin	—	254.3	304.3	—	558.6
Selling, general and administrative expenses	3.7	231.7	112.7	—	348.1
Impairment charges and (gain)/loss on sale of assets	—	(0.3)	2.1	—	1.8
Restructuring and other	—	1.8	17.7	—	19.5
Property and casualty losses	—	—	(8.8)	—	(8.8)

Operating earnings/(loss)	(3.7)	21.0	180.7	—	198.0
Interest expense, net	181.9	0.7	0.6	—	183.2
Other (income)/expense, net	(142.2)	(123.8)	(260.0)	522.2	(3.8)

Earnings/(loss) from continuing operations before income taxes	(43.4)	144.1	440.1	(522.2)	18.6
Income tax (benefit)/expense	(3.0)	5.7	13.8	—	16.5

Earnings/(loss) from continuing operations	(40.4)	138.4	426.3	(522.2)	2.1
Loss from discontinued operations	—	(40.0)	(1.3)	—	(41.3)

Net earnings/(loss)	(40.4)	98.4	425.0	(522.2)	(39.2)
Net earnings/(loss) attributable to noncontrolling interest	—	—	1.2	—	1.2

Net earnings/(loss) attributable to Catalent	$(40.4)	$98.4	$423.8	$(522.2)	$(40.4)

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Statements of Operations

For the Year Ended June 30, 2011

(In millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Net revenue	$—	$490.9	$1,058.3	$(17.4)	$1,531.8
Cost of products sold	—	279.2	767.9	(17.4)	1,029.7

Gross Margin	—	211.7	290.4	—	502.1
Selling, general and administrative expenses	3.9	167.9	116.5	—	288.3
Impairment charges and (gain)/loss on sale of assets	0.2	3.4	—	—	3.6
Restructuring and other	—	4.8	7.7	—	12.5
Property and casualty losses	—	0.3	11.3	—	11.6

Operating earnings/(loss)	(4.1)	35.3	154.9	—	186.1
Interest expense, net	161.0	2.2	2.3	—	165.5
Other (income)/expense, net	(108.4)	(462.4)	72.7	524.1	26.0

Earnings/(loss) from continuing operations before income taxes	(56.7)	495.5	79.9	(524.1)	(5.4)
Income tax (benefit)/expense	(3.2)	3.5	23.4	—	23.7

Earnings/(loss) from continuing operations	(53.5)	492.0	56.5	(524.1)	(29.1)
Earnings/(loss) from discontinued operations	(0.5)	8.1	(28.6)	—	(21.0)

Net earnings/(loss)	(54.0)	500.1	27.9	(524.1)	(50.1)
Net earnings/(loss) attributable to noncontrolling interest	—	—	3.9	—	3.9

Net earnings/(loss) attributable to Catalent	$(54.0)	$500.1	$24.0	$(524.1)	$(54.0)

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Statements of Operations

For the Year Ended June 30, 2010

(In millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Net revenue	$—	$444.2	$1,031.6	$4.6	$1,480.4
Cost of products sold	—	259.3	775.4	4.8	1,039.5

Gross Margin	—	184.9	256.2	(0.2)	440.9
Selling, general and administrative expenses	2.6	156.4	111.1	—	270.1
Impairment charges and (gain)/loss on sale of assets	20.0	180.3	14.5	—	214.8
Restructuring and other	—	4.3	13.4	—	17.7
Operating earnings/(loss)	(22.6)	(156.1)	117.2	(0.2)	(61.7)

Interest expense, net	157.0	0.4	3.6	—	161.0
Other (income)/expense, net	101.7	(138.2)	(196.5)	225.7	(7.3)

Earnings/(loss) from continuing operations before income taxes	(281.3)	(18.3)	310.1	(225.9)	(215.4)
Income tax (benefit)/expense	8.3	7.7	5.9	—	21.9

Earnings/(loss) from continuing operations	(289.6)	(26.0)	304.2	(225.9)	(237.3)
Earnings/(loss) from discontinued operations	—	(45.9)	(7.5)	3.7	(49.7)

Net earnings/(loss)	(289.6)	(71.9)	296.7	(222.2)	(287.0)
Net earnings/(loss) attributable to noncontrolling interest	—	—	2.6	—	2.6

Net earnings/(loss) attributable to Catalent	$(289.6)	$(71.9)	$294.1	$(222.2)	$(289.6)

Schedule of Consolidating Balance Sheet

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Balance Sheet

March 31, 2013

(Unaudited; Dollars in millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Assets
Current Assets:
Cash and equivalents	$1.4	$13.3	$72.8	$—	$87.5
Trade receivables, net	—	121.6	194.9	—	316.5
Intercompany receivables	368.9	9.7	183.5	(562.1)	—
Inventories	—	31.5	111.7	—	143.2
Prepaid expenses and other	4.7	32.6	47.1	—	84.4

Total current assets	375.0	208.7	610.0	(562.1)	631.6
Property and equipment, net	—	365.0	442.0	—	807.0
Goodwill	—	332.0	691.1	—	1,023.1
Other intangibles, net	—	95.2	286.2	—	381.4
Investment in subsidiaries	2,896.1	—	—	(2,893.4)	2.7
Deferred income taxes asset	4.0	68.0	64.6	—	136.6
Other assets	21.0	15.3	2.6	—	38.9

Total assets	$3,296.1	$1,084.2	$2,096.5	$(3,455.5)	$3,021.3

Liabilities and Shareholder’s Deficit
Current Liabilities:
Current portion of long-term obligations & other short-term borrowings	$18.2	$1.5	$9.9	$—	$29.6
Accounts payable	—	42.8	96.0	—	138.8
Intercompany accounts payable	1,164.4	—	47.0	(1,211.4)	—
Other accrued liabilities	38.1	77.4	105.1	—	220.6

Total current liabilities	1,220.7	121.7	258.0	(1,211.4)	389.0
Long-term obligations, less current portion	2,579.4	25.4	40.8	—	2,645.6
Intercompany long-term debt	(110.7)	2.4	633.4	(525.1)	—
Pension liability	—	60.1	82.7	—	142.8
Deferred income taxes liability	11.6	112.0	88.2	—	211.8
Other liabilities	—	28.6	20.9	—	49.5
Shareholder’s Deficit:
Total Catalent shareholder’s deficit	(404.9)	734.0	972.5	(1,719.0)	(417.4)
Noncontrolling interest	—	—	—	—	—

Total shareholder’s deficit	(404.9)	734.0	972.5	(1,719.0)	(417.4)

Total liabilities and shareholder’s deficit	$3,296.1	$1,084.2	$2,096.5	$(3,455.5)	$3,021.3

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Balance Sheet

June 30, 2012

(Dollars in millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Assets
Current Assets:
Cash and equivalents	$2.7	$49.5	$86.8	$—	$139.0
Trade receivables, net	—	112.4	225.9	—	338.3
Intercompany receivables	(406.6)	1,070.5	784.7	(1,448.6)	—
Inventories	—	24.0	94.7	—	118.7
Prepaid expenses and other	19.1	32.6	57.0	—	108.7

Total current assets	(384.8)	1,289.0	1,249.1	(1,448.6)	704.7
Property and equipment, net	—	353.8	455.9	—	809.7
Goodwill	—	331.4	698.5	—	1,029.9
Other intangibles, net	—	104.1	313.6	—	417.7
Investment in subsidiaries	3,632.1	—	—	(3,630.5)	1.6
Deferred income taxes asset	4.0	68.0	63.2	—	135.2
Other assets	22.7	15.3	2.2	—	40.2

Total assets	$3,274.0	$2,161.6	$2,782.5	$(5,079.1)	$3,139.0

Liabilities and Shareholder’s Deficit
Current Liabilities:
Current portion of long-term obligations & other short-term borrowings	$17.8	$7.7	$17.7	$—	$43.2
Accounts payable	—	42.6	91.6	—	134.2
Intercompany accounts payable	1,080.4	—	79.0	(1,159.4)	—
Other accrued liabilities	49.4	95.7	116.8	—	261.9

Total current liabilities	1,147.6	146.0	305.1	(1,159.4)	439.3
Long-term obligations, less current portion	2,574.1	20.9	45.3	—	2,640.3
Intercompany long-term debt	(106.5)	2.4	391.7	(287.6)	—
Pension liability	—	55.7	84.6	—	140.3
Deferred income taxes liability	9.5	107.5	102.9	—	219.9
Other liabilities	—	29.5	20.4	—	49.9
Shareholder’s Deficit:
Total Catalent shareholder’s deficit	(350.7)	1,799.6	1,832.5	(3,632.1)	(350.7)
Noncontrolling interest	—	—	—	—	—

Total shareholder’s deficit	(350.7)	1,799.6	1,832.5	(3,632.1)	(350.7)

Total liabilities and shareholder’s deficit	$3,274.0	$2,161.6	$2,782.5	$(5,079.1)	$3,139.0

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Balance Sheet

June 30, 2012

(In millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Assets
Current Assets
Cash and equivalents	$2.7	$49.5	$86.8	$—	$139.0
Trade receivables, net	—	112.4	225.9	—	338.3
Intercompany receivables	(406.6)	1,070.5	784.7	(1,448.6)	—
Inventories	—	24.0	94.7	—	118.7
Prepaid expenses and other	19.1	32.6	57.0	—	108.7

Total current assets	(384.8)	1,289.0	1,249.1	(1,448.6)	704.7
Property and equipment, net	—	353.8	455.9	—	809.7
Goodwill	—	331.4	698.5	—	1,029.9
Other intangibles, net	—	104.1	313.6	—	417.7
Investment in subsidiaries	3,632.1	—	—	(3,630.5)	1.6
Deferred income taxes asset	4.0	68.0	63.2	—	135.2
Other assets	22.7	15.3	2.2	—	40.2

Total assets	$3,274.0	$2,161.6	$2,782.5	$(5,079.1)	$3,139.0

Liabilities and Shareholder’s Deficit
Current Liabilities
Current portion of long-term obligations & other short-term borrowings	$17.8	$7.7	$17.7	$—	$43.2
Accounts payable	—	42.6	91.6	—	134.2
Intercompany accounts payable	1,080.4	—	79.0	(1,159.4)	—
Other accrued liabilities	49.4	95.7	116.8	—	261.9

Total current liabilities	1,147.6	146.0	305.1	(1,159.4)	439.3
Long-term obligations, less current portion	2,574.1	20.9	45.3	—	2,640.3
Intercompany long-term debt	(106.5)	2.4	391.7	(287.6)	—
Pension liability	—	55.7	84.6	—	140.3
Deferred income taxes liability	9.5	107.5	102.9	—	219.9
Other liabilities	—	29.5	20.4	—	49.9
Shareholder’s Deficit:
Total Catalent shareholder’s deficit	(350.7)	1,799.6	1,832.5	(3,632.1)	(350.7)
Noncontrolling interest	—	—	—	—	—

Total shareholder’s deficit	(350.7)	1,799.6	1,832.5	(3,632.1)	(350.7)

Total liabilities and shareholder’s deficit	$3,274.0	$2,161.6	$2,782.5	$(5,079.1)	$3,139.0

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Balance Sheet

June 30, 2011

(In millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Assets
Current Assets
Cash and equivalents	$3.6	$33.4	$168.1	$—	$205.1
Trade receivables, net	—	71.3	190.8	—	262.1
Intercompany receivables	70.3	712.9	908.6	(1,691.8)	—
Inventories	—	23.1	107.7	—	130.8
Prepaid expenses and other	20.5	24.4	48.6	—	93.5
Assets held for sale	—	66.2	—	—	66.2

Total current assets	94.4	931.3	1,423.8	(1,691.8)	757.7

Property and equipment, net	—	283.1	438.2	—	721.3
Goodwill	—	308.1	597.9	—	906.0
Other intangibles, net	—	91.6	195.1	—	286.7
Investment in subsidiaries	3,323.3	—	—	(3,321.9)	1.4
Deferred income taxes asset	22.3	68.1	24.4	—	114.8
Other assets	31.4	8.5	4.9	(1.5)	43.3

Total assets	$3,471.4	$1,690.7	$2,684.3	$(5,015.2)	$2,831.2

Liabilities and Shareholder’s Deficit
Current Liabilities
Current portion of long-term obligations & other short-term borrowings	$14.4	1.6	$12.6	$—	$28.6
Accounts payable	—	28.0	95.7	—	123.7
Intercompany accounts payable	1,206.7	—	—	(1,206.7)	—
Other accrued liabilities	49.1	72.8	99.7	—	221.6
Liabilities held for sale	—	11.6	—	—	11.6

Total current liabilities	1,270.2	114.0	208.0	(1,206.7)	385.5

Long-term obligations, less current portion	2,300.1	8.1	9.8	—	2,318.0
Intercompany long-term debt	69.2	1.7	414.3	(485.2)	—
Pension liability	—	17.0	61.5	—	78.5
Deferred income taxes liability	27.1	102.9	62.7	—	192.7
Other liabilities	18.5	22.5	25.4	—	66.4
Shareholder’s Deficit:		—			—
Total Catalent shareholder’s deficit	(213.7)	1,424.5	1,898.8	(3,323.3)	(213.7)
Noncontrolling interest	—	—	3.8	—	3.8

Total shareholder’s deficit	(213.7)	1,424.5	1,902.6	(3,323.3)	(209.9)

Total liabilities and shareholder’s deficit	$3,471.4	$1,690.7	$2,684.3	$(5,015.2)	$2,831.2

Schedule of Consolidating Statements of Cash Flows

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

For the Nine Months Ended March 31, 2013

(Unaudited; Dollars in millions)

	Issuer	Guarantor Subsidiaries	Non- Guarantor	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by/(used in) operating activities from continuing operations	$(145.9)	$119.1	$111.2	—	$84.4
Net cash provided by/(used in) operating activities from discontinued operations	—	(1.2)	—	—	(1.2)

Net cash provided by/(used in) operating activities	(145.9)	117.9	111.2	—	83.2

CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property, equipment and other productive assets	—	(53.7)	(31.1)	—	(84.8)
Proceeds from sale of property and equipment	—	0.2	0.1	—	0.3

Net cash provided by/(used in) investing activities from continuing operations	—	(53.5)	(31.0)	—	(84.5)
Net cash provided by/(used in) investing activities from discontinued operations	—	—	—	—	—

Net cash provided by/(used in) investing activities	—	(53.5)	(31.0)	—	(84.5)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	174.8	(93.5)	(81.3)	—	—
Net change in short-term borrowings	—	(5.3)	(4.2)	—	(9.5)
Proceeds from Borrowing, net	399.3	—	—	—	399.3
Payments related to long-term obligations	(422.6)	(1.8)	(9.9)	—	(434.3)
Reclassification of call premium payment	(7.6)	—	—	—	(7.6)
Equity contribution/(redemption)	0.7	—	—	—	0.7

Net cash (used in)/provided by financing activities from continuing operations	144.6	(100.6)	(95.4)	—	(51.4)
Net cash (used in)/provided by financing activities from discontinued operations	—	—	—	—	—

Net cash (used in)/provided by financing activities	144.6	(100.6)	(95.4)	—	(51.4)

Effect of foreign currency on cash	—	—	1.2	—	1.2
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(1.3)	(36.2)	(14.0)	—	(51.5)
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	2.7	49.5	86.8	—	139.0

CASH AND EQUIVALENTS AT END OF PERIOD	$1.4	$13.3	$72.8	$—	$87.5

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

For the Nine Months Ended March 31, 2012

(Unaudited; Dollars in millions)

	Issuer	Guarantor Subsidiaries	Non- Guarantor	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by/(used in) operating activities from continuing operations	$(99.3)	$99.3	$81.9	$—	$81.9
Net cash provided by/(used in) operating activities from discontinued operations	—	4.1	(0.2)	—	3.9

Net cash provided by/(used in) operating activities	(99.3)	103.4	81.7	—	85.8

CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	—	(23.5)	(44.1)	—	(67.6)
Proceeds from sale of property and equipment	—	1.3	0.7	—	2.0
Proceeds from insurance related to long lived assets	—	—	21.3	—	21.3
Payment for acquisitions, net of cash	(459.2)	—	—	—	(459.2)

Net cash provided by/(used in) investing activities from continuing operations	(459.2)	(22.2)	(22.1)	—	(503.5)
Net cash provided by/(used in) investing activities from discontinued operations	—	(3.9)	—	—	(3.9)

Net cash provided by/(used in) investing activities	(459.2)	(26.1)	(22.1)	—	(507.4)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	187.6	(95.9)	(91.7)	—	—
Net change in short-term borrowings	—	(1.3)	—	—	(1.3)
Payments related to revolver credit facility fees	(1.6)	—	—	—	(1.6)
Proceeds from Borrowing, net	386.8	—	—	—	386.8
Repayments of long-term obligations	(12.3)	—	(11.3)	—	(23.6)
Equity contribution (redemption)	1.1	—	—	—	1.1

Net cash (used in)/provided by financing activities from continuing operations	561.6	(97.2)	(103.0)	—	361.4
Net cash (used in)/provided by financing activities from discontinued operations	—	—	—	—	—

Net cash provided by/(used in) financing activities	561.6	(97.2)	(103.0)	—	361.4

Effect of foreign currency on cash	—	—	(9.0)	—	(9.0)
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	3.1	(19.9)	(52.4)	—	(69.2)
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	3.6	33.4	168.1	—	205.1

CASH AND EQUIVALENTS AT END OF PERIOD	$6.7	$13.5	$115.7	$—	$135.9

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidated Statements of Cash Flows

For the Year Ended June 30, 2012

(in millions)

	Issuer	Guarantor Subsidiaries	Non- Guarantor	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by /(used in) operating activities from continuing operations	$(531.2)	$163.0	$455.9	$—	$87.7
Net cash provided by/(used in) operating activities from discontinued operations	—	0.2	—	—	0.2

Net cash provided by/(used in) operating activities	(531.2)	163.2	455.9	—	87.9

CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property, equipment and other productive assets	—	(42.3)	(61.9)	—	(104.2)
Proceeds from sale of property and equipment	—	1.3	0.9	—	2.2
Proceeds from insurance related to long lived assets	—	—	21.3	—	21.3
Payment for acquisitions, net of cash	(457.5)	—	—	—	(457.5)

Net cash provided by/(used in) investing activities from continuing operations	(457.5)	(41.0)	(39.7)	—	(538.2)
Net cash provided by/(used in) investing activities from discontinued operations	—	43.7	—	—	43.7

Net cash provided by/(used in) investing activities	(457.5)	2.7	(39.7)	—	(494.5)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	618.6	(147.7)	(470.9)	—	—
Change in short-term borrowings	—	—	(2.9)	—	(2.9)
Payments related to revolver credit facility	(1.6)	—	—	—	(1.6)
Proceeds from Borrowing on term loan	393.3	—	—	—	393.3
Repayments of long-term obligations	(23.6)	(2.1)	(11.3)	—	(37.0)
Equity contribution/(redemption)	1.1	—	—	—	1.1

Net cash (used in)/ provided by financing activities from continuing operations	987.8	(149.8)	(485.1)	—	352.9
Net cash (used in)/provided by financing activities from discontinued operations	—	—	—	—	—

Net cash (used in)/provided by financing activities	987.8	(149.8)	(485.1)	—	352.9

Effect of foreign currency on cash	—	—	(12.4)	—	(12.4)

NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(0.9)	16.1	(81.3)	—	(66.1)
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	3.6	33.4	168.1	—	205.1

CASH AND EQUIVALENTS AT END OF PERIOD	$2.7	$49.5	$86.8	$—	$139.0

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidated Statements of Cash Flows

For the Year Ended June 30, 2011

(in millions)

	Issuer	Guarantor Subsidiaries	Non- Guarantor	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by / (used in) operating activities from continuing operations	$(557.5)	$539.7	$129.4	$—	$111.6
Net cash provided by/(used in) operating activities from discontinued operations	—	3.8	(15.7)		(11.9)

Net cash provided by / (used in) operating activities	(557.5)	543.5	113.7	—	99.7

CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	—	(32.8)	(54.5)	—	(87.3)
Proceeds from sale of property and equipment	—	0.1	3.9	—	4.0

Net cash provided by/(used in) investing activities from continuing operations	—	(32.7)	(50.6)	—	(83.3)
Net cash provided by/(used in) investing activities from discontinued operations	—	6.8	26.1		32.9

Net cash provided by/(used in) investing activities	—	(25.9)	(24.5)	—	(50.4)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	464.1	(515.9)	51.8	—	—
Net change in short-term borrowings	(4.5)	—	1.2		(3.3)
Repayments of long-term obligations	(14.2)	(0.1)	(9.8)	—	(24.1)
Distribution to noncontrolling interest holder	—	—	(2.6)	—	(2.6)
Equity contribution (redemption)	3.9	—	—	—	3.9

Net cash (used in)/ provided by financing activities from continuing operations	449.3	(516.0)	40.6	—	(26.1)
Net cash (used in)/provided by financing activities from discontinued operations	—	—	—	—	—

Net cash provided by/(used in) financing activities	449.3	(516.0)	40.6	—	(26.1)

Effect of foreign currency on cash	94.1	—	(76.2)		17.9

NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(14.1)	1.6	53.6	—	41.1
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	17.7	31.8	114.5	—	164.0

CASH AND EQUIVALENTS AT END OF PERIOD	$3.6	$33.4	$168.1	$—	$205.1

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidated Statements of Cash Flows

For the Year Ended June 30, 2010

(in millions)

	Issuer	Guarantor Subsidiaries	Non- Guarantor	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by / (used in) operating activities from continuing operations	$(351.9)	$159.5	$423.9	$—	$231.5
Net cash provided by/(used in) operating activities from discontinued operations	—	(0.7)	3.0		2.3

Net cash provided by / (used in) operating activities	(351.9)	158.8	426.9	—	233.8

CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	—	(13.3)	(57.2)	—	(70.5)
Proceeds from sale of property and equipment	—	(0.4)	0.7	—	0.3

Net cash provided by/(used in) investing activities from continuing operations	—	(13.7)	(56.5)	—	(70.2)
Net cash provided by/(used in) investing activities from discontinued operations	—	6.7	(3.2)		3.5

Net cash provided by/(used in) investing activities	—	(7.0)	(59.7)	—	(66.7)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	502.3	(122.7)	(379.6)	—	—
Net change in short-term borrowings	(0.3)	—	1.4		1.1
Repayments of revolver credit facility	(36.0)				(36.0)
Borrowings from revolver credit facility					—
Repayments of long-term obligations	(14.1)	(1.6)	(5.0)	—	(20.7)
Distribution to noncontrolling interest holder	—	—	(1.7)	—	(1.7)
Equity contribution (redemption)	0.6	—	—	—	0.6

Net cash (used in)/ provided by financing activities from continuing operations	452.5	(124.3)	(384.9)	—	(56.7)
Net cash (used in)/provided by financing activities from discontinued operations	—	—	—	—	—

Net cash provided by/(used in) financing activities	452.5	(124.3)	(384.9)	—	(56.7)

Effect of foreign currency on cash	(83.1)	—	72.8		(10.3)

NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	17.5	27.5	55.1	—	100.1
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	0.2	4.2	59.5	—	63.9

CASH AND EQUIVALENTS AT END OF PERIOD	$17.7	$31.7	$114.6	$—	$164.0